Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues	$ 81,474	$ 614,449
Jiangxi Yichun [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		14,942
Henan Puyang [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		10,460
Jiangxi Shanggao [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		66,642
Jiangxi Ganzhou [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		1,494
Hunan Zhuzhou [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		2,690
Hunan Chenzhou Yongxing [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		5,977
Jiangxi Ji’an [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		86,665
Jiangxi Ji’an Yongfeng [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		1,195
Guangxi Nanning [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		5,977
Hunan Leiyang [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		13,448
Dongguan Changping [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		127,009
Dongguan Humen [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		897
Guizhou Zunyi [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		1,644
Hunan Changsha [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		3,437
Hunan Changsha County [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		3,313
Dongguan Nancheng [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		1,195
Anhui Huaibei [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		12,701
Hunan Hengyang [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		2,391
Guangxi Beihai [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		7,471
Hainan Haikou [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		22,413
Henan Xinxiang [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		7,471
Henan Anyang [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		14,942
Henan Wenxian [Member[
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		75
Hunan Liling [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		7,023
Zhejiang Lishui [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		23,160
Guangxi Liuzhou [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		3,736
Hunan Miluo [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		4,483
Guangzhou Panyu [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		7,471
Hunan Shaoyang [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		44,827
Hunan Wangcheng [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		15,839
Hainan Sanya [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues	48,462	1,494
Hunan Xiangxiang [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		37,355
Hunan Changsha Furong [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues	4,299	1,195
Guangdong Foshan [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		2,988
Anhui Suzhou [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		1,270
Anhui Suzhou Dangshan [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		299
Anhui Suixi [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		1,195
Anhui Bengbu [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		1,195
Hunan Zhangjiajies [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		18,678
Hunan Yueyang [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues	4,299	7,471
Fujian Fuzhou [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		897
Shandong Heze Yuncheng [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		7,471
Shandong Juancheng 1 [Member
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		4,184
Jiangxi Zhangshu [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		1,494
Jiangxi Shangrao [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues		6,275
Hunan Jishou [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues	1,563
Zhejiang Hangzhou Xiaoshan [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues	4,220
Hunan Yueyang Xiangyin [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues	4,299
Guangdong Zhongshan [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues	14,332
Jiangsu Xuzhou [Member]
Related Party Transactions (Details) - Schedule of deferred revenues from related franchisees [Line Items]
Deferred revenues